Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
SIMT LARGE CAP VALUE FUND | SIMT LARGE CAP VALUE FUND - CLASS A | SIMT LARGE CAP VALUE FUND - CLASS A
Risk/Return:
Trading Symbol	TRMVX
SIMT LARGE CAP GROWTH FUND | SIMT LARGE CAP GROWTH FUND - CLASS A | SIMT LARGE CAP GROWTH FUND - CLASS A
Risk/Return:
Trading Symbol	SELCX
SIMT TAX-MANAGED LARGE CAP FUND | SIMT TAX-MANAGED LARGE CAP FUND - CLASS A | SIMT TAX-MANAGED LARGE CAP FUND - CLASS A
Risk/Return:
Trading Symbol	TMLCX
SIMT SMALL CAP VALUE FUND | SIMT SMALL CAP VALUE FUND - CLASS A | SIMT SMALL CAP VALUE FUND - CLASS A
Risk/Return:
Trading Symbol	SESVX
SIMT SMALL CAP GROWTH FUND | SIMT SMALL CAP GROWTH FUND - CLASS A | SIMT SMALL CAP GROWTH FUND - CLASS A
Risk/Return:
Trading Symbol	SSCGX
SIMT TAX-MANAGED SMALL/MID CAP FUND | SIMT TAX-MANAGED SMALL/MID CAP FUND - CLASS A | SIMT TAX-MANAGED SMALL/MID CAP FUND - CLASS A
Risk/Return:
Trading Symbol	STMSX
SIMT MID CAP FUND | SIMT MID CAP FUND - CLASS A | SIMT MID CAP FUND - CLASS A
Risk/Return:
Trading Symbol	SEMCX
SIMT REAL ESTATE FUND | SIMT REAL ESTATE FUND - CLASS A | SIMT REAL ESTATE FUND - CLASS A
Risk/Return:
Trading Symbol	SETAX
SIMT CORE FIXED INCOME FUND | SIMT CORE FIXED INCOME FUND - CLASS A | SIMT CORE FIXED INCOME FUND - CLASS A
Risk/Return:
Trading Symbol	TRLVX
SIMT HIGH YIELD BOND FUND | SIMT HIGH YIELD BOND FUND - CLASS A | SIMT HIGH YIELD BOND FUND - CLASS A
Risk/Return:
Trading Symbol	SHYAX